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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                 CASH RESERVES
                                      FUND

                                     Annual
                                     Report

                                    12/31/06



                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             7
Performance Update                                                            8
Comparing Ongoing Fund Expenses                                              10
Schedule of Investments                                                      12
Financial Statements                                                         20
Notes to Financial Statements                                                30
Report of Independent Registered Public Accounting Firm                      38
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      39
Trustees, Officers and Service Providers                                     45

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------

As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Letter

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.


Respectfully,


/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

After raising the key Fed Funds rate four times during the first six months of 2006, the U.S. Federal Reserve Board allowed short-term rates to remain unchanged in the final half of the year. While the Fed governors said their monetary policy would be "data dependent" on new reports on the economy and inflation, evidence accumulated that the economy appeared to be decelerating and that inflationary pressures might be receding in the final months of the year. Pioneer Cash Reserves Fund invests exclusively in high-quality U.S. dollar denominated money market instruments issued by U.S. and foreign governments, banks and corporate issues and multinational organizations. All holdings have the highest ratings from the two nationally recognized ratings services: A1 by Standard & Poor's Investors Services and P1 by Moody's Investors Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Seth Roman reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the 12 months ended December 31, 2006. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.


Q:  How did the Fund perform during 2006?

A: Pioneer Cash Reserves Fund (Class A shares) had a total return of 4.38% during the 12 months ended December 31, 2006. During the same period, the average return of the 351 funds in Lipper's Money Market category was 4.20%. On December 31, 2006, the Fund's 7-day SEC yield was 4.36%. The Fund's net asset value remained stable at $1.00 during the year.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What were your principal strategies during the year?

A: During the first half of the year, as the Fed was continuing to raise short-term rates in an effort to moderate the pace of the economic expansion, we kept the Fund's duration relatively short, in the 30-to-35 day range. This allowed the Fund to invest in higher-yielding securities as they became available with each hike in the Fed Funds rate. However, the Federal Reserve Board, at its August meeting, let the Fed Funds rate stand unchanged at 5.25%, and the board continued to leave rates stable for the remainder of the year. Fed governors indicated that while they remained concerned about inflationary pressures, they believe growth in the economy was starting to decelerate. Given this change in policy, we extended the Fund's duration to the 50-day range, which we believed was appropriate for an economy where growth was at "a slow boil." At the close of the year, the Fund's weighted average duration was 53 days. We believed this positioning allowed the Fund to lock in higher yields that were available to the market, and yet still remain flexible.


Q:  What is your investment outlook?

A: The Federal Reserve has indicated that it plans to remain "data dependent" as it watches for any change in economic trends. Meanwhile, it has left the Fed Funds rate at the 5.25% level as of December 31, 2006. Corporate profit growth remains strong, while employment is at relatively high levels. Given this outlook and the unchanged monetary policy by the Federal Reserve, we expect to continue to focus on high-quality, money market securities in the 50-day maturity range.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                             (continued)
--------------------------------------------------------------------------------

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Temporary Cash Investments                              45.1%
U.S. Corporate Bonds                                    43.8%
U.S. Government Securities                               7.6%
Municipal Bonds                                          1.8%
Collateralized Mortgage Obligations                      1.7%

10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

    1.   Freddie Mac, Floating Rate Note, 1/26/07                  8.57%
    2.   BNP Paribas, Floating Rate Note, 1/26/08 (144A)           8.26
    3.   Wal-Mart Stores, Floating Rate Note, 3/28/07              6.40
    4.   SLM Corp., Floating Rate Note, 12/20/07 (144A)            5.14
    5.   GE Capital Corp., Floating Rate Note, 10/17/07            3.76
    6.   Citigroup Global Markets, Floating Rate Note, 2/23/07     3.14
    7.   Federal Home Loan Mortgage, Corp., Multifamily VRD
         Certificate, Floating Rate Note, 1/15/42                  3.04
    8.   Bank One Corp., 7.6%, 5/15/07                             2.63
    9.   Wells Fargo Co., Floating Rate Note, 3/23/07              2.51
   10.   Federal Home Loan Bank, 5.5%, 10/2/07                     2.41

* This list excludes temporary cash. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    12/31/06   12/31/05
  Class A Shares             $1.00      $1.00
  Class B Shares             $1.00      $1.00
  Class C Shares             $1.00      $1.00
  Class R Shares             $1.00      $1.00
  Class Y Shares             $1.00      $1.00


Net Asset Value Per Share    12/10/06   12/31/05
  Investor Class Shares      $1.00      $1.00

Distributions Per Share
--------------------------------------------------------------------------------

                      Income        Short-Term       Long-Term
(1/1/06 - 12/31/06)   Dividends     Capital Gains    Capital Gains
  Class A Shares      $0.0429       $    -           $    -
  Class B Shares      $0.0316       $    -           $    -
  Class C Shares      $0.0327       $    -           $    -
  Class R Shares      $0.0382       $    -           $    -
  Class Y Shares      $0.0457       $    -           $    -

                          Income        Short-Term       Long-Term
(1/1/06 - 12/10/06)       Dividends     Capital Gains    Capital Gains
  Investor Class Shares   $0.0413       $    -           $    -

Yields*
--------------------------------------------------------------------------------

                           7-Day Annualized   7-Day Effective**
  Class A Shares                4.36%              4.45%
  Class B Shares                3.32%              3.37%
  Class C Shares                3.49%              3.55%
  Investor Class Shares           -                   -
  Class R Shares                4.37%              4.47%
  Class Y Shares                4.79%              4.90%

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06

--------------------------------------------------------------------------------
Expense Ratio
--------------------------------------------------------------------------------

(As of May 1, 2006)    Gross    Net
  Class A Shares      0.73%    0.73%
  Class B Shares      1.90%    1.90%
  Class C Shares      1.71%    1.71%
  Class R Shares      1.31%    1.31%
  Class Y Shares      0.44%    0.44%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

**  Assumes daily compounding of dividends.

    Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

    Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2006 through December 31, 2006.**

Share Class                A             B             C         Investor          R             Y
-------------------  ------------  ------------  ------------  ------------  ------------  ------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/06
Ending Account       $1,023.73     $1,018.15     $1,019.03     $1,020.68     $1,021.03     $1,025.17
Value On
12/31/06**
Expenses Paid        $    3.83     $    9.46     $    8.65     $    2.89     $    6.06     $    2.40
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.86%, 1.70%, 0.64%, 1.19% and 0.47% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (163/365 for Investor Class shares).

** 12/10/06 for Investor Class shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2006 through December 31, 2006.**

Share Class                A             B             C         Investor          R             Y
-------------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value On 7/1/06
Ending Account       $1,021.42     $1,015.83     $1,016.64     $1,019.47     $1,019.21     $1,022.84
Value On
12/31/06**
Expenses Paid        $    3.82     $    9.45     $    8.64     $    2.89     $    6.06     $    2.40
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.86%, 1.70%, 0.64%, 1.19% and 0.47% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (163/365 for Investor Class shares).


** 12/10/06 for Investor Class shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------

                                  S&P/
                  Floating      Moody's
Principal         Rate (b)      Ratings
Amount           (unaudited)   (unaudited)                                           Value
                                           COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
                                           Banks - 1.7%
                                           Thrifts & Mortgage Finance - 1.7%
 $14,538,303        5.32%       AAA/Aaa    Federal Home Loan Mortgage,
                                           Corp., Multifamily VRD
                                           Certificate, 1/15/42                $14,538,303
                                                                               -----------
                                           TOTAL COLLATERALIZED MORTGAGE OBLIGATION
                                           (Cost $14,538,303)                  $14,538,303
                                                                               -----------
                                           CORPORATE BONDS - 43.7%
                                           Capital Goods - 3.1%
                                           Industrial Conglomerates - 3.1%
  18,000,000        5.47        AAA/AAA    General Electric Capital
                                           Corp., 10/17/07                     $18,000,000
   9,000,000        5.43        AAA/AAA    General Electric Capital
                                           Corp., 1/3/08                         9,009,502
                                                                               -----------
                                                                               $27,009,502
                                                                               -----------
                                           Total Capital Goods                 $27,009,502
                                                                               -----------
                                           Food & Drug Retailing - 3.5%
                                           Hypermarkets & Supercenters - 3.5%
  30,600,000        5.26         AA/AA3    Wal-Mart Stores, 3/28/07            $30,597,169
                                                                               -----------
                                           Total Food & Drug Retailing         $30,597,169
                                                                               -----------
                                           Banks - 10.2%
                                           Diversified Banks - 10.2%
   7,000,000        5.33         A+/AA3    Bank of Ireland, 11/19/07 (144A)    $ 7,000,000
  39,500,000        5.34         AA/AA3    BNP Paribas, 12/26/07 (144A)         39,414,577
  10,000,000        5.34        AA-/AA3    Credit Agricole, 7/23/07 (144A)      10,000,000
   5,880,000        5.33        AAA/Aaae   RaboBank Nederland, 12/14/07          5,880,000
   8,920,000        5.45         A+/AA3    Wachovia Corporation, 7/20/07         8,925,802
  12,000,000        5.43         AA/AA1    Wells Fargo & Co., 5.0%, 3/23/07     12,002,677
   5,825,000        5.33        AA-/AA3    Westpac Banking, 12/6/11              5,825,000
                                                                               -----------
                                                                               $89,048,056
                                                                               -----------
                                           Total Banks                         $89,048,056
                                                                               -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                               Value
                                          Diversified Financials - 25.4%
                                          Consumer Finance - 8.9%
 $ 7,000,000  5.45              A+/AA3    American Express, 1/4/08               $ 7,000,000
  10,000,000  5.32              A+/AA3    American Express, 12/20/07              10,000,000
   6,045,000                    A+/A1     American General Finance,
                                          5.75%, 3/15/07                           6,048,314
   7,840,000  5.53             AA-/AA3    Household Finance Co., 2/9/07            7,841,258
   5,000,000                   AA-/AA3    HSBC Finance Corp.,
                                          5.75% 01/30/07                           5,000,266
   3,775,000  5.41             AA-/AA3    HSBC Finance Corp., 2/28/07              3,775,341
  11,500,000  5.41             AA-/AA3    HSBC Finance Corp., 5/10/07             11,501,555
   1,570,000  5.41             AA-/AA3    HSBC Finance Corp., 6/1/07               1,570,453
  24,600,000  5.36               A/A2     SLM Corp., 12/20/07 (144A)              24,601,306
                                                                                 -----------
                                                                                 $77,338,493
                                                                                 -----------
                                          Diversified Capital Markets - 1.4%
   1,200,000  5.34             AA-/Aa3    Deutsche Bank AG, 3/15/07              $ 1,200,100
  11,230,000                   AA+/Aa2    UBS AG Stamford, 5.4%, 12/14/07         11,230,000
                                                                                 -----------
                                                                                 $12,430,100
                                                                                 -----------
                                          Investment Banking & Brokerage - 7.8%
  10,000,000  5.46             AA-/AA3    Goldman Sachs Group Inc., 3/30/07      $10,002,905
   2,750,000  5.51             AA-/AA3    Goldman Sachs Group Inc., 1/9/07         2,750,068
  10,000,000  5.50             AA-/AA3    Goldman Sachs Group Inc., 7/2/07        10,007,358
   2,400,000  5.47              A+/NR     Goldman Sachs Group, Inc.,
                                          9/14/07 (144A)                           2,402,061
   2,073,000                    A+/A1     Lehman Brothers Holdings,
                                          7.375%, 1/15/07                          2,074,100
   3,800,000  5.49              A+/A1     Lehman Brothers Holdings, 4/20/07        3,801,583
   8,000,000  5.33             AA-/AA3    Merrill Lynch & Co., 12/24/07            8,000,000
  10,000,000  5.41              A+/AA3    Merrill Lynch & Co., 1/4/08             10,000,000
  10,321,000  5.51              A+/AA3    Morgan Stanley Dean Witter, 1/12/07     10,320,808
   8,700,000  5.50              A+/AA3    Morgan Stanley Dean Witter, 11/9/07      8,711,321
                                                                                 -----------
                                                                                 $68,070,204
                                                                                 -----------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

                                  S&P/
                  Floating      Moody's
Principal         Rate (b)      Ratings
Amount           (unaudited)   (unaudited)                                                 Value
                                           Diversified Financial Services - 4.8%
 $12,500,000                      A/A1     Bank One Corp., 7.125%, 5/15/07         $ 12,571,372
   1,000,000                      A/A1     Bank One Corp., 7.6%, 5/1/07               1,005,836
  15,000,000   5.47             AA-/AA1    Citigroup Global Markets, 2/23/07         15,003,507
  10,000,000   5.44             AA-/AA1    Citigroup, Inc., 1/12/07                  10,000,220
   3,700,000   5.47             AAA/AAA    GE Capital Corp., Extendable               3,700,000
                                                                                   ------------
                                                                                   $ 42,280,935
                                                                                   ------------
                                           Specialized Finance - 2.5%
     650,000                      A/A2     CIT Group, Inc., 7.375%, 4/2/07         $    652,424
   8,535,000   5.59               A/A2     CIT Group, Inc., 5/18/07                   8,542,544
   2,000,000   5.57               A/A2     Citigroup, Inc., 2/15/07                   2,000,473
  11,000,000                      A/A2     National Rural Utilities, 6.5%,
                                           3/1/07                                    11,016,004
                                                                                   ------------
                                                                                   $ 22,211,445
                                                                                   ------------
                                           Total Diversified Financials            $222,331,177
                                                                                   ------------
                                           Insurance - 0.9%
                                           Life & Health Insurance - 0.9%
   8,000,000   5.45              AA/AA3    Met Life Global Funding I,
                                           11/28/07 (144A)                         $  8,002,521
                                                                                   ------------
                                           Total Insurance                         $  8,002,521
                                                                                   ------------
                                           Technology Hardware &
                                           Equipment - 0.6%
                                           Computer Hardware - 0.6%
   5,000,000   5.36              A+/A1     IBM Corp., Extendable                   $  5,000,000
                                                                                   ------------
                                           Total Technology
                                           Hardware & Equipment                    $  5,000,000
                                                                                   ------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $381,988,425)                     $381,988,425
                                                                                   ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                              Value
                                          U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
                                          Banks - 7.6%
                                          Thrifts & Mortgage Finance - 7.6%
 $ 4,455,000                   AAA/Aaa    Federal Home Loan Bank,
                                          5.35%, 12/28/07                       $ 4,455,000
  11,545,000                   AAA/Aaa    Federal Home Loan Bank,
                                          5.50%, 10/2/07                         11,545,000
   4,790,000                   AAA/AAA    Federal Home Loan Bank,
                                          5.54%, 8/21/07                          4,790,000
   4,470,000                   AAA/Aaa    Freddie Mac, 5.35%, 12/19/07            4,470,000
  41,000,000  4.76             AAA/AAA    Freddie Mac, 1/26/07                   41,000,000
                                                                                -----------
                                          TOTAL U.S. GOVERNMENT
                                          AGENCY OBLIGATION
                                          (Cost $66,260,000)                    $66,260,000
                                                                                -----------
                                          MUNICIPAL BONDS - 1.7%
                                          Government - 1.7%
                                          Municipal Government - 0.9%
   2,320,000  5.34              AA/Aa3    Mississippi State Series B General,
                                          11/1/28                               $ 2,320,000
   2,910,000  5.37              AA/AA1    Texas State Tax & Revenue Antic,
                                          12/1/27                                 2,910,000
   2,965,000  5.37              AA/AA1    Texas State Variable Revenue
                                          Taxable, 12/1/26                        2,965,000
                                                                                -----------
                                                                                $ 8,195,000
                                                                                -----------
                                          Municipal Development - 0.6%
   5,335,000  5.38              NR/Aa1    Nassau County New York Industrial
                                          Development, 11/1/14                  $ 5,335,000
                                                                                -----------
                                          Municipal Medical - 0.2%
   2,000,000  5.40              NR/Aa1    Massachusetts Health & Educational
                                          Facilities, 7/1/36                    $ 2,000,000
                                                                                -----------
                                          TOTAL MUNICIPAL BOND
                                          (Cost $15,530,000)                    $15,530,000
                                                                                -----------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                             Value
                                          TEMPORARY CASH INVESTMENTS - 45.0%
                                          Commercial Paper - 45.0%
 $ 8,890,000                    NR/NR     Abbey National Plc, 5.25%, 1/3/07    $ 8,890,000
   4,500,000                    NR/NR     Banco Bilbao Vizcaya,
                                          5.27%, 1/16/07 (144A)                  4,491,436
   9,040,000                    NR/NR     Banco Bilbao Vizcaya,
                                          5.31%, 1/03/07 (144A)                  9,040,000
   4,705,000                    NR/NR     Banco Bilbao Vizcaya,
                                          5.35%, 1/04/07 (144A)                  4,704,301
   6,300,000                    NR/NR     Bank of America Corp.,
                                          5.16%, 4/4/07                          6,217,827
   1,000,000                   AA-/Aa2    Bank of America Corp.,
                                          5.20%, 4/24/07                           983,967
   3,980,000                    NR/NR     Bank of America Corp.,
                                          5.22%, 3/9/07                          3,942,489
  12,500,000                    NR/NR     Bank of America Corp.,
                                          5.225%, 2/9/07                        12,432,874
   1,745,000                   AA-/Aa2    Bank of America Corp.,
                                          5.25%, 04/2/07                         1,722,351
   2,250,000                   AA-/Aa2    Bank of America Corp.,
                                          5.25%, 1/18/07                         2,245,078
   2,050,000                    NR/NR     Bank of America Corp.,
                                          5.25%, 3/28/07                         2,024,888
   1,175,000                   AA-/Aa2    Bank of America Corp.,
                                          5.27%, 2/1/07                          1,169,983
  11,500,000                    NR/AA1    Bank of Ireland 5.30%, 03/08/07       11,500,000
   4,000,000                    A+/Aa3    Bank of Ireland, 5.225%,
                                          3/1/07 (144A)                          3,966,908
  15,000,000                    NR/NR     Barclays Bank Plc, 5.32%, 1/16/07     15,000,000
     700,000                    NR/NR     Barclays U.S. Funding Corp.,
                                          5.25%, 1/12/07                           699,081
  13,515,000                   A-1+/P-1   BHP Billiton Financial U.S.A.,
                                          5.32%, 1/25/07 (144A)                 13,471,144
  10,000,000                    AA/Aa2    Caisse National Des Caisses
                                          D'eparagne Et De Prevoyance,
                                          5.25%, 2/15/07                         9,937,291
   9,000,000                    AA/Aa2    Caisse National Des Caisses
                                          D'eparagne Et De Prevoyance,
                                          5.28%, 2/20/07                         8,936,640

16    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                             Value
                                          Commercial Paper - (continued)
 $ 9,000,000                    A1/P1     Catepillar Financial Services,
                                          5.28%, 2/20/07                       $ 8,936,640
   5,850,000                    NR/NR     Credit Suisse First Boston,
                                          5.24%, 2/14/07 (144A)                  5,814,237
   3,000,000                    NR/NR     Credit Suisse First Boston,
                                          5.25%, 1/5/07                          2,999,127
     125,000                    NR/NR     Credit Suisse First Boston,
                                          5.32%, 1/19/07                           124,704
   2,265,000                   A-1+/P-1   Danske Corp., 5.21%,
                                          4/10/07 (144A)                         2,233,204
   3,917,000                   A-1+/P-1   Danske Corp., 5.22%,
                                          1/22/07 (144A)                         3,906,208
   8,950,000                   A-1+/P-1   Danske Corp., 5.24%,
                                          1/31/07 (144A)                         8,913,524
   5,000,000                   A-1+/P-1   Depfa Bank Plc, 5.235%,
                                          1/4/07 (144A)                          4,999,273
   5,600,000                   AA-/Aa3    Depfa Bank Plc, 5.34%, 4/27/07         5,600,000
  10,000,000                    NR/NR     Depfa Bank Plc, 5.425%, 2/15/07       10,000,000
  10,000,000                    NR/NR     Depfa Bank Plc, 5.43%, 2/8/07         10,000,000
   9,225,000                    NR/NR     Deutsche Bank, 5.31%, 9/4/07           9,225,000
   9,095,000                    NR/NR     Deutsche Bank, 5.37%, 10/12/07         9,095,000
   3,500,000                   A-1+/P-1   Dexia Delaware LLC,
                                          5.34%, 1/17/07                         3,492,732
   8,750,000                   A-1/P-1    Dresner U.S. Finance, Inc.,
                                          5.26%, 1/4/07                          8,748,722
  13,750,000                    NR/NR     Federal Home Loan Bank 5.1%
                                          1/2/07                                13,750,000
   4,520,000                   A-1+/P-1   Fortis Banque Luxemburg,
                                          5.31%, 1/26/07                         4,504,666
   6,300,000                    NR/A-1    Goldman Sachs & Co.,
                                          5.3%, 1/26/07                          6,278,668
   8,935,000                    AA/Aa2    HBOS Treasury Services Plc,
                                          5.25%, 3/15/07                         8,842,662
   2,000,000                    NR/NR     HSBC Finance Corp. 5.24%, 2/28/07      1,983,698
   4,500,000                    NR/NR     ING Funding LLC, 5.235%, 2/27/07       4,464,009
   4,530,000                    NR/NR     ING Funding LLC, 5.25%, 2/8/07         4,506,195

The accompanying notes are an integral part of these financial statements.    17

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                             Value
                                          Commercial Paper - (continued)
 $   211,000                    NR/NR     ING Funding LLC, 5.32%, 1/29/07      $   210,192
  13,500,000                    NR/NR     J.P. Morgan Chase & Co. 5.24%,
                                          3/15/07                               13,360,485
   4,820,000                    A+/Aa1    Landesbank Baden-Wurttemberg,
                                          5.345%, 5/24/07                        4,818,621
   4,480,000                    NR/NR     Landesbank Baden-Wurttemberg,
                                          5.26%, 1/16/07                         4,471,499
   2,210,000                    NR/NR     Lloyds TSB Bank Plc,
                                          5.25%, 1/29/07                         2,201,620
   4,750,000                    NR/NR     Merrill Lynch & Co.,
                                          5.15%, 6/15/07                         4,639,239
   4,830,000                    NR/NR     Nordea North America, Inc.
                                          5.13%, 7/13/07                         4,698,540
   4,518,000                    NR/NR     Nordea North America, Inc.
                                          5.29%, 1/3/07                          4,518,000
  14,000,000                   A-1+/P-1   Rabobank USA Financial Corp.,
                                          5.25%, 1/3/07                         14,000,000
   8,795,000                   A-1+/P-1   Rabobank USA Financial Corp.,
                                          5.27%, 1/2/07                          8,795,000
   9,000,000                    NR/NR     Societe Generale, 5.155%, 06/8/07      8,799,592
   9,000,000                    NR/NR     Societe Generale, 5.17%, 4/4/07        8,882,383
   4,000,000                    NR/NR     Societe Generale, 5.19%, 4/27/07       3,934,260
     200,000                    NR/NR     Societe Generale, 5.25%, 4/2/07          197,404
   2,300,000                    NR/NR     Societe Generale, 5.26%, 2/9/07        2,287,566
   4,700,000                   A-1+/P-1   Societe Generale, 5.33%, 1/8/07        4,696,593
   2,075,000                   A-1+/P-1   Toyota Motor Credit Corp.,
                                          5.32%, 2/6/07                          2,064,598
   6,000,000                    NR/NR     UBS Finance LLC, 5.225%, 3/8/07        5,944,267
   4,500,000                    NR/NR     UBS Finance, 5.16%, 6/4/07             4,401,960
   4,500,000                    NR/NR     UBS Finance, 5.27%, 1/2/07             4,500,000
   8,075,000                    NR/NR     UBS Finance, 5.35%, 1/5/07             8,072,624

18    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 S&P/
                 Floating      Moody's
Principal        Rate (b)      Ratings
Amount          (unaudited)   (unaudited)                                          Value
                                          Commercial Paper - (continued)
$9,000,000                      NR/NR     Westpac Banking Corp., 5.18%,
                                          5/8/07 (144A)                   $  8,838,125
                                NR/NR     Westpac Banking Corp., 5.24%,
                                          1/8/07 (144A)                      8,993,450
                                                                          ------------
                                          TOTAL COMMERCIAL PAPER
                                          (Cost $393,120,545)             $393,120,545
                                                                          ------------
                                          TOTAL INVESTMENT IN
                                          SECURITIES - 99.7%
                                          (Cost $871,437,273) (a)         $871,437,273
                                                                          ------------
                                          OTHER ASSETS
                                          AND LIABILITIES - 0.3%          $  2,861,093
                                                                          ------------
                                          TOTAL NET ASSETS - 100.0%       $874,298,366
                                                                          ============

NR     Not rated.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2006, the value of these securities amounted to $170,792,275 or 19.53% of net assets.

(a) At December 31, 2006, cost for federal income tax purposes was $871,437,273.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.


The accompanying notes are an integral part of these financial statements.    19

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $871,437,273)                     $871,437,273
  Receivables -
    Fund shares sold                                                  1,187,530
    Interest                                                          3,830,845
    Due from Pioneer Investment Management, Inc.                          4,228
  Other                                                                  48,488
                                                                   ------------
      Total assets                                                 $876,508,364
                                                                   ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                        $  1,221,666
    Dividends                                                           394,142
  Due to bank                                                           242,119
  Due to affiliates                                                     234,919
  Accrued expenses                                                      117,152
                                                                   ------------
      Total liabilities                                            $  2,209,998
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $874,386,500
  Accumulated net realized loss on investments                          (88,134)
                                                                   ------------
      Total net assets                                             $874,298,366
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $708,102,930/708,264,902 shares)               $       1.00
                                                                   ============
  Class B (based on $33,816,641/33,782,543 shares)                 $       1.00
                                                                   ============
  Class C (based on $54,906,307/54,895,909 shares)                 $       1.00
                                                                   ============
  Class R (based on $746,985/747,073 shares)                       $       1.00
                                                                   ============
  Class Y (based on $76,725,503/76,693,241 shares)                 $       1.00
                                                                   ============



20    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06


INVESTMENT INCOME:
  Interest                                                                $44,528,627
                                                                          -----------
      Total investment income
EXPENSES:
  Management fees                                        $3,529,013
  Transfer agent fees and expenses
    Class A                                               1,017,005
    Class B                                                 181,362
    Class C                                                 131,117
    Investor Class                                          116,269
    Class R                                                   7,097
    Class Y                                                   3,719
  Distribution fees
    Class A                                                 811,583
    Class B                                                 436,468
    Class C                                                 532,974
    Class R                                                   6,114
  Administrative reimbursements                             185,152
  Custodian fees                                             45,920
  Registration fees                                         167,025
  Professional fees                                          78,214
  Printing expense                                           54,955
  Fees and expenses of nonaffiliated trustees                16,472
  Miscellaneous                                              22,797
                                                         ----------
      Total expenses                                                      $ 7,343,256
      Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (33,554)
      Less fees paid indirectly                                               (27,753)
                                                                          -----------
      Net expenses                                                        $ 7,281,949
                                                                          -----------
       Net investment income                                              $37,246,678
                                                                          -----------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments:                                       $        44
                                                                          -----------
  Net increase in net assets resulting from operations                    $37,246,722
                                                                          ===========

The accompanying notes are an integral part of these financial statements.    21

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05, respectively

                                                    Year Ended            Year Ended
                                                     12/31/06              12/31/05
FROM OPERATIONS:
Net investment income                          $   37,246,678        $   13,315,766
Net realized gain on investments                           44                     -
                                               ---------------       --------------
  Net increase in net assets resulting
    from operations                            $   37,246,722        $   13,315,766
                                               ---------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0429 and $0.0235 per share,
    respectively)                              $  (27,942,500)       $   (8,646,011)
  Class B ($0.0316 and $0.0132 per share,
    respectively)                                  (1,411,137)             (690,407)
  Class C ($0.0327 and $0.0147 per share,
    respectively)                                  (1,859,429)           (1,078,629)
  Investor Class ($0.0413 and $0.0253 per
    share, respectively)                           (2,125,901)           (1,641,825)
  Class R ($0.0382 and $0.0193 per share,
    respectively)                                     (48,544)              (14,797)
  Class Y ($0.0457 and $0.0094 per share,
    respectively)                                  (3,924,949)           (1,228,847)
                                               ---------------       --------------
     Total distributions to shareowners        $  (37,312,460)       $  (13,300,516)
                                               ---------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares               $1,348,907,844        $  919,023,492
Shares issued in reorganization                             -           557,803,347
Reinvestment of distributions                      31,457,400            11,200,117
Cost of shares repurchased                     (1,348,517,935)       (1,010,853,108)
                                               ---------------       --------------
  Net increase in net assets resulting from
    Fund share transactions                    $   31,847,309        $  477,173,848
                                               ---------------       --------------
  Net increase in net assets                   $   31,781,571        $  477,189,098
NET ASSETS:
Beginning of year                                 842,516,795           365,327,697
                                               ---------------       --------------
End of year                                    $  874,298,366        $  842,516,795
                                               ==============        ==============
Undistributed net investment income            $            -        $       26,169
                                               ==============        ==============


22    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      '06 Shares        '06 Amount        '05 Shares        '05 Amount
CLASS A
Shares sold                           895,842,603    $  895,842,609       534,480,420    $  534,480,420
Conversion of
  Investor Class shares                47,727,976        47,723,806                 -                 -
Shares issued in reorganization                 -                 -       399,430,148       399,430,148
Reinvestment of distributions          26,537,726        26,537,726         8,122,677         8,122,677
Less shares repurchased              (833,370,035)     (833,369,747)     (563,523,069)     (563,501,156)
                                     ------------    --------------      ------------    --------------
   Net increase                       136,738,270    $  136,734,394       378,510,176    $  378,532,089
                                     ============    ==============       ===========    ==============
CLASS B
Shares sold                            51,251,145    $   51,251,145        74,005,454    $   74,005,454
Shares issued in reorganization                 -                 -         3,093,819         3,093,819
Reinvestment of distributions           1,224,496         1,224,496           571,610           571,610
Less shares repurchased               (60,030,424)      (60,030,427)      (82,858,181)      (82,857,657)
                                     ------------    --------------      ------------    --------------
   Net decrease                        (7,554,783)   $   (7,554,786)       (5,187,298)   $   (5,186,774)
                                     ============    ==============       ===========    ==============
CLASS C
Shares sold                           103,142,324    $  103,142,324       211,221,787    $  211,221,786
Reinvestment of distributions           1,586,267         1,586,267           882,698           882,698
Less shares repurchased              (106,563,120)     (106,563,122)     (189,776,722)     (189,776,722)
                                     ------------    --------------      ------------    --------------
   Net increase (decrease)             (1,834,529)   $   (1,834,531)       22,327,763    $   22,327,762
                                     ============    ==============       ===========    ==============
INVESTOR CLASS
Shares sold                                 9,536    $        9,536                 -                 -
Reinvestment of distributions           1,969,976         1,969,976         1,577,234         1,577,234
Shares converted to Class A           (47,727,976)      (47,723,806)                -                 -
Less shares repurchased               (10,378,412)      (10,378,426)      (36,610,702)      (36,608,794)
                                     ------------    --------------      ------------    --------------
   Net decrease                       (56,126,876)   $  (56,122,720)      (35,033,468)   $  (35,031,560)
                                     ============    ==============       ===========    ==============
CLASS R
Shares sold                             3,162,513    $    3,162,513         1,896,959    $    1,896,959
Reinvestment of distributions              46,846            46,846            13,766            13,766
Less shares repurchased                (3,277,567)       (3,277,566)       (1,414,485)       (1,414,485)
                                     ------------    --------------      ------------    --------------
   Net increase (decrease)                (68,208)   $      (68,207)          496,240    $      496,240
                                     ============    ==============       ===========    ==============
CLASS Y
Shares sold                           295,499,717    $  295,499,717        97,418,874    $   97,418,873
Shares issued in reorganization                 -                 -       155,279,380       155,279,380
Reinvestment of distributions              92,089            92,089            32,132            32,132
Less shares repurchased              (334,898,647)     (334,898,647)     (136,730,304)     (136,694,294)
                                     ------------    --------------      ------------    --------------
   Net increase (decrease)            (39,306,841)   $  (39,306,841)      116,000,082    $  116,036,091
                                     ============    ==============       ===========    ==============


The accompanying notes are an integral part of these financial statements.    23

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
CLASS A
Net asset value, beginning of period                      $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                          --------       --------       --------       --------       --------
Increase from investment operations:
 Net investment income                                    $  0.043       $  0.023       $  0.005       $  0.003       $   0.01
                                                          --------       --------       --------       --------       --------
Distributions to shareowners:
 Net investment income                                    $ (0.043)      $ (0.023)      $ (0.005)      $ (0.003)      $  (0.01)
                                                          --------       --------       --------       --------       --------
Net asset value, end of period                            $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                          ========       ========       ========       ========       ========
Total return*                                                 4.38%          2.37%          0.45%          0.26%          1.15%
Ratio of net expenses to average net assets+                  0.75%          0.83%          0.93%          1.00%          0.76%
Ratio of net investment loss to average net assets+           4.33%          2.62%          0.45%          0.26%          1.18%
Net assets, end of period (in thousands)                  $708,103       $571,418       $192,860       $227,052       $268,861
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                 0.75%          0.83%          0.93%          1.06%          0.93%
 Net investment income                                        4.33%          2.62%          0.45%          0.20%          1.01%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 0.75%          0.83%          0.93%          0.99%          0.75%
 Net investment income                                        4.33%          2.62%          0.45%          0.27%          1.19%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
CLASS B
Net asset value, beginning of period                     $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                         --------       --------       -------        -------        --------
Increase from investment operations:
 Net investment income                                   $  0.032       $  0.013       $ 0.001        $ 0.001        $  0.003
                                                         --------       --------       -------        -------        --------
Distributions to shareowners:
 Net investment income                                   $ (0.032)      $ (0.013)      $(0.001)       $(0.001)       $ (0.003)
                                                         --------       --------       -------        -------        --------
Net asset value, end of period                           $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                         ========       ========       =======        =======        ========
Total return*                                                3.21%          1.33%         0.06%          0.05%           0.33%
Ratio of net expenses to average net assets+                 1.87%          1.90%         1.33%          1.21%           1.59%
Ratio of net investment loss to average net assets+          3.22%          1.33%         0.06%          0.05%           0.31%
Net assets, end of period (in thousands)                 $ 33,817       $ 41,375       $46,559        $59,059        $ 84,901
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.87%          1.90%         1.81%          1.87%           1.81%
 Net investment income                                       3.22%          1.33%        (0.43)%        (0.61)%          0.09%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.86%          1.90%         1.33%          1.21%           1.58%
 Net investment income                                       3.23%          1.33%         0.06%          0.05%           0.32%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                         Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
                                                          12/31/06      12/31/05       12/31/04       12/31/03       12/31/02
CLASS C
Net asset value, beginning of period                     $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                         --------       --------       -------        -------        --------
Increase from investment operations:
 Net investment income                                   $  0.033       $  0.015       $ 0.001        $ 0.001        $  0.003
                                                         --------       --------       -------        -------        --------
Distributions to shareowners:
 Net investment income                                   $ (0.033)      $ (0.015)      $(0.001)       $(0.001)       $ (0.003)
                                                         --------       --------       -------        -------        --------
Net asset value, end of period                           $   1.00       $   1.00       $  1.00        $  1.00        $   1.00
                                                         ========       ========       =======        =======        ========
Total return*                                                3.33%          1.48%         0.06%          0.05%           0.28%
Ratio of net expenses to average net assets+                 1.71%          1.71%         1.33%          1.19%           1.64%
Ratio of net investment loss to average net assets+          3.48%          1.54%         0.06%          0.05%           0.27%
Net assets, end of period (in thousands)                 $ 54,906       $ 56,745       $34,413        $32,216        $ 33,633
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.71%          1.71%         1.70%          1.86%           1.88%
 Net investment income                                       3.45%          1.54%        (0.31)%        (0.62)%          0.02%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.70%          1.71%         1.33%          1.19%           1.62%
 Net investment income                                       3.48%          1.54%         0.06%          0.05%           0.28%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         1/1/06                      12/11/04
                                                           to         Year Ended         to
                                                      12/10/06 (c)     12/31/05     12/31/04 (b)
INVESTOR CLASS
Net asset value, beginning of period                    $ 1.000        $  1.000      $ 1.000
                                                        -------        --------      -------
Increase from investment operations:
  Net investment income                                 $ 0.041        $  0.025      $ 0.001
                                                        -------        --------      -------
Distributions to shareowners:
  Net investment income                                 $(0.041)       $ (0.025)     $(0.001)
                                                        -------        --------      -------
Net asset value, end of period                          $  1.00        $   1.00      $  1.00
                                                        =======        ========      =======
Total return*                                              4.21%(a)        2.56%        0.06%(a)
Ratio of net expenses to average net assets+               0.65%**         0.68%        0.61%**
Ratio of net investment income to average
  net assets+                                              4.37%**         2.45%        1.01%**
Portfolio turnover rate
Net assets, end of period (in thousands)                $47,722        $ 56,125      $91,176
Ratios with no reductions for fees paid indirectly:
  Net expenses                                             0.71%**         0.75%        0.68%**
  Net investment income                                    4.31%**         2.38%        0.94%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                             0.64%**         0.68%        0.61%**
  Net investment income                                    4.38%**         2.45%        1.01%**

(a) Not annualized.
(b) Investor Class shares were first publicly offered on December 10, 2004.
(c) On December 10, 2006, Investor Class shares converted to Class A shares.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         4/1/03 (a)
                                                         Year Ended     Year Ended     Year Ended            to
                                                          12/31/06       12/31/05       12/31/04         12/31/03
CLASS R
Net asset value, beginning of period                      $   1.00       $   1.00       $   1.00         $    1.00
                                                          --------       --------       --------         ---------
Increase from investment operations:
 Net investment income                                    $  0.038       $  0.019       $  0.003         $   0.001
                                                          --------       --------       --------         ---------
Distributions to shareowners:
 Net investment income                                    $ (0.038)      $ (0.019)      $ (0.003)        $  (0.000)(b)
                                                          --------       --------       --------         ---------
Net asset value, end of period                            $   1.00       $   1.00       $   1.00         $    1.00
                                                          ========       ========       ========         =========
Total return*                                                 3.90%          1.96%          0.26%             0.01%(c)
Ratio of net expenses to average net assets+                  1.19%          1.29%          1.12%             0.91%**
Ratio of net investment loss to average net assets+           3.93%          2.05%          0.31%             0.03%**
Net assets, end of period (in thousands)                  $    747       $    815       $    319         $     209
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                 1.53%          1.31%          1.14%             0.99%**
 Net investment income                                        3.59%          2.03%          0.29%            (0.05)%**
Ratios with reductions for fees paid indirectly:
 Net expenses                                                 1.19%          1.29%          1.12%             0.91%**
 Net investment income                                        3.93%          2.05%          0.31%             0.03%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than $0.01 cent per share
(c) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         9/23/05 (b)
                                                        Year Ended           to
                                                         12/31/06         12/31/05
CLASS Y
Net asset value, beginning of period                     $  1.000         $  1.000
                                                         --------         ---------
Increase from investment operations:
  Net investment income                                  $  0.046         $  0.009
                                                         --------         ---------
Distributions to shareowners:
  Net investment income                                  $ (0.046)        $ (0.009)
                                                         --------         ---------
Net asset value, end of period                           $   1.00         $   1.00
                                                         ========         ========
Total return*                                                4.67%            0.95%(a)
Ratio of net expenses to average net assets+                 0.47%            0.44%**
Ratio of net investment income to average
  net assets+                                                4.54%            3.46%**
Portfolio turnover rate
Net assets, end of period (in thousands)                 $ 76,726         $116,039
Ratios with no reductions for fees paid indirectly:
  Net expenses                                               0.47%            0.44%**
  Net investment income                                      4.54%            3.45%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                               0.47%            0.44%**
  Net investment income                                      4.54%            3.46%**

(a) Not annualized.
(b) Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund), a series of Pioneer Money Market Trust, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Class R and Class Y shares. Class R shares and Class Y shares were first publicly offered on April 1, 2003 and September 23, 2005, respectively. As planned, on December 10, 2006 Investor Class shares converted to Class A shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Fund has reclassified $39,613 to decrease distributions in excess of net investment income and $39,613 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The Fund had a net capital loss carryforward of $88,134, of which the following amounts will expire between 2007 and 2013 if not utilized; $2,076 in 2007, $84,385 in 2010, $1,498 in 2012 and $175 in 2013.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

-----------------------------------------------------------------------------
                                    2006             2005
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $37,312,460      $13,300,516
                               -----------      -----------
    Total                      $37,312,460      $13,300,516
                               ===========      ===========
-----------------------------------------------------------------------------


    The following shows the components of distributed earnings on a federal income tax basis at December 31, 2006.

-----------------------------------------------------------------------------
                                                   2006
-----------------------------------------------------------------------------
  Capital loss carryforward                      $(88,134)
                                                 --------
    Total                                        $(88,134)
                                                 ========
-----------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.


D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, Class Y, and Investor Class shares can bear different transfer agent and distribution fees.


E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.40% of the fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $30,394 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $188,468 in transfer agent fees payable to PIMSS at December 31, 2006.


4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc.
(PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $16,057 in distribution fees payable to PFD at December 31, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $266,498 were paid to PFD.


5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were reduced by $27,753 under such arrangements.


6. Merger Information

On September 22, 2005, beneficial owners of AmSouth Prime Money Market Fund approved an Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Prime Money Market Fund's net assets in Class A, Class B and Class I for Pioneer Cash Reserves Fund's shares, based on Pioneer Cash Reserves Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

                            Pioneer Cash       AmSouth Prime       Pioneer Cash
                           Reserves Fund        Money Market       Reserves Fund
                               (Pre-             Fund (Pre-           (Post-
                          Reorganization)     Reorganization)     Reorganization)
                         -----------------   -----------------   ----------------
  Net Assets
   Class A               $ 237,105,853       $ 399,430,148       $  636,536,001
   Class B               $  60,025,207       $   3,093,819       $   63,119,026
   Class C               $  88,712,577       $           -       $   88,712,577
   Class R               $   1,046,636       $           -       $    1,046,636
   Class Y               $           -       $           -       $  155,279,380
   Investor Class        $  59,926,800       $           -       $   59,926,800
   Class I               $           -       $ 155,279,380       $            -
  Total Net Assets       $ 446,817,073       $ 557,803,347       $1,004,620,420
  Shares
   Outstanding
   Class A                 237,245,297         399,408,211          636,675,445
   Class B                  59,989,148           3,093,290           63,082,967
   Class C                  88,700,408                   -           88,700,408
   Class R                   1,046,617                   -            1,046,617
   Class Y                           -                   -          155,279,380
   Investor Class           59,928,996                   -           59,928,995
   Class I                           -         155,243,370                    -
  Shares Issued
   in Reorganization
   Class A                                                          399,430,148
   Class B                                                            3,093,819
   Class Y                                                          155,279,380
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Unrealized       Accumulated
                          Depreciation On       Loss On
                            Closing Date      Closing Date
--------------------------------------------------------------------------------
  AmSouth Prime Money
   Market Fund                 $   -         $ (2,122)
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Money Market Trust and Shareowners of Pioneer Cash Reserves Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose,
(2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fee of the Fund and a peer group of funds selected by the Independent Trustees for this purpose, reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return and yield, as well as the Fund's performance relative to the performance of both a peer group considered appropriate and the Independent Trustees for this purpose and the 30-day U.S. Treasury bill. The Fund's performance, based upon total return, was in the third quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the third quintile for the three years ended June 30, 2006, the third quintile for the five years ended June 30, 2006 and the third quintile for the ten year period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before the deduction of expenses compared to the yield on the 30-day U.S. Treasury bill. The Trustees, focusing on the three-year total returns, concluded that the performance of the Fund was satisfactory.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, such as transfer agency and administration, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the second quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund as well as the financial results realized by the Investment Adviser

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that, because of breakpoints at future assets levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
John F. Cogan, Jr.    Chairman of the   Trustee since 1987.        Deputy Chairman and a Director of Pioneer    Director of ICI
(80)*                 Board, Trustee    Serves until a             Global Asset Management S.p.A. ("PGAM");     Mutual Insurance
                      and President     successor trustee          Non-Executive Chairman and a Director of     Company
                                        is elected or earlier      Pioneer Investment Management USA Inc.
                                        retirement or removal.     ("PIM-USA"); Chairman and a Director of
                                                                   Pioneer; Chairman and Director of Pioneer
                                                                   Institutional Asset Management, Inc. (since
                                                                   2006); Director of Pioneer Alternative
                                                                   Investment Management Limited (Dublin);
                                                                   President and a Director of Pioneer
                                                                   Alternative Investment Management (Bermuda)
                                                                   Limited and affiliated funds; Director of
                                                                   PIOGLOBAL Real Estate Investment Fund
                                                                   (Russia) (until June 2006); Director of
                                                                   Nano-C, Inc. (since 2003); Director of Cole
                                                                   Investment Corporation (since 2004);
                                                                   Director of Fiduciary Counseling, Inc.;
                                                                   President and Director of Pioneer Funds
                                                                   Distributor, Inc. ("PFD") (until May 2006);
                                                                   President of all of the Pioneer Funds; and
                                                                   Of Counsel, Wilmer Cutler Pickering Hale
                                                                   and Dorr LLP (counsel to PIM-USA and the
                                                                   Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name, Age and Address With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
David R. Bock (63)    Trustee           Trustee since 2005.        Senior Vice President and Chief Financial    Director of The
3050 K. Street NW,                      Serves until a             Officer, I-trax, Inc. (publicly traded       Enterprise Social
Washington, DC 20007                    successor trustee          health care services company) (2001 -        Investment Company
                                        is elected or earlier      present); Managing Partner, Federal City     (privately-held
                                        retirement or removal.     Capital Advisors (boutique merchant bank)    affordable housing
                                                                   (2002 to 2004); and Executive Vice           finance company);
                                                                   President and Chief Financial Officer,       and Director of New
                                                                   Pedestal Inc. (internet-based mortgage       York Mortgage Trust
                                                                   trading company) (2000 - 2002)               (publicly traded
                                                                                                                mortgage REIT)

------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)     Trustee           Trustee since 1997.        President, Bush International                Director of Brady
3509 Woodbine Street,                   Serves until a             (international financial advisory firm)      Corporation
Chevy Chase, MD 20815                   successor trustee                                                       (industrial
                                        is elected or earlier                                                   identification and
                                        retirement or removal.                                                  specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation; and
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)

------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham  Trustee           Trustee since 1990.        Founding Director, The Winthrop Group, Inc.  None
(59)                                    Serves until a             (consulting firm); and Desautels Faculty of
1001 Sherbrooke                         successor trustee          Management, McGill University
Street West,                            is elected or earlier
Montreal, Quebec,                       retirement or removal.
Canada H3A 1G5

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name, Age and Address With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Trustee
Thomas J. Perna (56)  Trustee           Trustee since 2006.        Private investor (2004 - present); and       Director of
89 Robbins Avenue,                      Serves until a             Senior Executive Vice President, The Bank    Quadriserv Inc.
Berkeley Heights,                       successor trustee          of New York (financial and securities        (technology products
NJ 07922                                is elected or earlier      services) (1986 - 2004)                      for securities
                                        retirement or removal.                                                  lending industry)

------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret   Trustee           Trustee since 1987.        President and Chief Executive Officer,       Director of New
(58)                                    Serves until a             Newbury, Piret & Company, Inc.               America High Income
200 State Street,                       successor trustee          (investment banking firm)                    Fund, Inc.
12th Floor,                             is elected or earlier                                                   (closed-end
Boston, MA 021098                       retirement or removal.                                                  investment company)

------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)    Trustee           Trustee since 1987.        President, John Winthrop & Co., Inc.         None
One North                               Serves until a             (private investment firm)
Adgers Wharf,                           successor trustee
Charleston, SC 29401                    is elected or earlier
                                        retirement or removal.

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Officer
Osbert M. Hood (54)+  Executive Vice    Since 2003. Serves         President and Chief Executive Officer,       Trustee of certain
                      President         at the discretion of       PIM-USA since May 2003 (Director since       Pioneer Funds
                                        the Board                  January 2001; Executive Vice President and
                                                                   Chief Operating Officer from November 2000
                                                                   - May 2003); Director of PGAM since June
                                                                   2003; President and Director of Pioneer
                                                                   since May 2003; President and Director of
                                                                   Pioneer Institutional Asset Management,
                                                                   Inc. since February 2006; Chairman and
                                                                   Director of Pioneer Investment Management
                                                                   Shareholder Services, Inc. ("PIMSS") since
                                                                   May 2003; Director of PFD since May 2006;
                                                                   Director of Oak Ridge Investments, LLC (a
                                                                   registered investment adviser in which
                                                                   PIM-USA owns a minority interest) since
                                                                   January 2005; Director of Vanderbilt
                                                                   Capital Advisors, LLC (an institutional
                                                                   investment adviser wholly-owned by PIM-USA)
                                                                   since June 2006; and Executive Vice
                                                                   President of all of the Pioneer Funds since
                                                                   June 2003

+Mr. Hood resigned as EVP effective January 9, 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa   Secretary         Since 2003. Serves         Secretary of PIM-USA; Senior Vice President  None
(58)                                    at the discretion of       - Legal of Pioneer; Secretary/Clerk of most
                                        the Board                  of PIM-USA's subsidiaries; and Secretary of
                                                                   all of the Pioneer Funds since September
                                                                   2003 (Assistant Secretary from November
                                                                   2000 to September 2003)

------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley Assistant         Since 2003. Serves         Vice President and Senior Counsel of         None
(42)                  Secretary         at the discretion of       Pioneer since July 2002; Vice President and
                                        the Board                  Senior Counsel of BISYS Fund Services, Inc.
                                                                   (April 2001 to June 2002); Senior Vice
                                                                   President and Deputy General Counsel of
                                                                   Funds Distributor, Inc. (July 2000 to April
                                                                   2001); and Assistant Secretary of all of
                                                                   the Pioneer Funds since September 2003

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Officer
Christopher P.        Assistant         Since 2006. Serves         Partner, Wilmer Cutler Pickering Hale and    None
Harvey (45)           Secretary         at the discretion of       Dorr LLP; and Assistant Secretary of all of
                                        the Board                  the Pioneer Funds since July 2006.

------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)     Treasurer         Since 2000. Serves         Vice President - Fund Accounting,            None
                                        at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Treasurer of all of the
                                                                   Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)  Assistant         Since 2004. Serves         Deputy Treasurer of Pioneer since 2004;      None
                      Treasurer         at the discretion of       Treasurer and Senior Vice President, CDC
                                        the Board                  IXIS Asset Management Services from 2002 to
                                                                   2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment Management from
                                                                   1997 to 2002; and Assistant Treasurer of
                                                                   all of the Pioneer Funds since November
                                                                   2004

------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41) Assistant         Since 2000. Serves         Assistant Vice President - Fund Accounting,  None
                      Treasurer         at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)    Assistant         Since 2002. Serves         Fund Accounting Manager - Fund Accounting,   None
                      Treasurer         at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds since May 2002

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Pioneer Cash Reserves Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service                                                       Other Directorships
Name and Age          With the Fund     and Term of Office         Principal Occupation During Past Five Years  Held by this Officer
Katherine Kim         Assistant         Since 2003. Serves         Fund Administration Manager - Fund           None
Sullivan (33)         Treasurer         at the discretion of       Accounting, Administration and
                                        the Board                  Controllership Services since June 2003;
                                                                   Assistant Vice President - Mutual Fund
                                                                   Operations of State Street Corporation from
                                                                   June 2002 to June 2003 (formerly Deutsche
                                                                   Bank Asset Management); Pioneer Fund
                                                                   Accounting, Administration and
                                                                   Controllership Services (Fund Accounting
                                                                   Manager from August 1999 to May 2002); and
                                                                   Assistant Treasurer of all of the Pioneer
                                                                   Funds since September 2003

------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen    Chief Compliance  Since 2006. Serves         Chief Compliance Officer of Pioneer and all  None
(45)                  Officer           at the discretion of       of the Pioneer Funds since March 2006; Vice
                                        the Board                  President and Senior Counsel of Pioneer
                                                                   since September 2004; and Senior Vice
                                                                   President and Counsel, State Street
                                                                   Research & Management Company (February
                                                                   1998 to September 2004)

------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                                1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                             1-800-225-4321

 Retirement plans information                                     1-800-622-0176

 Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014


 Our toll-free fax                                                1-800-225-4240


 Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


 Visit our web site:                                  www.pioneerinvestments.com


 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $28,660 in 2006 and $27,255 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.